Related party transactions	6 Months Ended
Sep. 30, 2023
Related party transactions
Related party transactions

10   Related party transactions

Transactions with associates and joint ventures

Related party transactions with the Group’s joint ventures and associates primarily consists of fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling ventures. No related party transactions have been entered into during the period which might reasonably affect any decisions made by the users of these unaudited condensed consolidated financial statements except as disclosed below.

	Six months ended 30 September
	2023	2022
	€m	€m
Sales of goods and services to associates	15	11
Purchase of goods and services from associates	3	65
Sales of goods and services to joint arrangements	133	110
Purchase of goods and services from joint arrangements	392	69
Interest expense payable to associates[1]	—	25
Interest income receivable from joint arrangements[1]	26	22
Interest expense payable to joint arrangements[2]	109	—

	30 September	31 March
	2023	2023
	€m	€m
Trade balances owed:
by associates	8	7
to associates	1	1
by joint arrangements	143	170
to joint arrangements	287	329
Other balances owed by joint arrangements[1]	1,178	980
Other balances owed to joint arrangements[2]	5,323	5,628

Notes:

1.	Amounts arise primarily through VodafoneZiggo Group Holding B.V.. Interest is paid/received in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.

On 28 September 2023 the Group sold M-Pesa Holding Company Limited ('MPHCL'), which holds funds on trust for M-Pesa customers, to Safaricom Plc for US$1. Balances included in the Group's consolidated statement of financial position at the date of disposal included short-term investments of €1,195 million and €1,156 million due to M-Pesa customers recorded within Other investments and Trade and other payables, respectively.

In the six months ended 30 September 2023, the Group made contributions to defined benefit pension schemes of €26 million (Six months ended 30 September 2022: €11 million).

In the six months ended 30 September 2023, dividends of €1.0 million were paid to Board and Executive Committee members (Six months ended 30 September 2022: €1.2 million).

Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.